SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	3 Months Ended
Mar. 31, 2023
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	5 - 7 years
Property and equipment, useful lives	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful lives	10 years or lease term, if shorter